Morgan Stanley Prime Income Trust
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2001

Dear Shareholder:
The U.S. economy lost much of its momentum during the 12-month period ended September 30, 2001. The slowdown was initially due to an inventory correction, especially in the telecommunications and technology sectors. Consequently, manufacturing was especially weak. Consumer spending also slowed as consumer confidence softened. As the extent of the economic slowdown became evident, the Federal Reserve Board initiated a series of monetary easing moves. The Fed started with two 50-basis-point rate cuts in the federal funds rate in January and continued with a cumulative 350-basis-point reduction to 3.00 percent at the end of the period (plus an additional cut to 2.50 percent on October 3) and another to 2.00 percent on November 6.

Toward the end of the period, the economy began to show some improvement. However, the attacks of September 11 and subsequent events constituted a further shock to the economy. Unfortunately, the domestic situation is unprecedented, making it impossible to forecast the degree of an additional slowdown or the timing of an eventual recovery. However, between the Fed's monetary stimulus and the combination of fiscal tax relief and upcoming federal spending increases, there is scope for optimism that the economy will improve, probably by the middle of next year.

Loan Syndication Overview
The senior loan market continued to be volatile throughout the period under review. At the outset of 2001, it was anticipated that the market for senior loans would be a challenging investment environment. This proved to be true. Default rates continued to climb throughout the year and the uncertainty that accompanies a significant rise in default risk permeated the market. This environment, coupled with weak capital markets overall, resulted in slower growth in the primary market and in suppressed valuations for senior loans in the secondary market. In addition, the financial services industry continued its own trend of consolidation. The recent mergers and acquisitions of many financial institutions created an opportunity for nontraditional buyers of loans, such as retail and institutional mutual funds, closed-end funds, securities firms and hedge funds to play an expanded role in the senior loan market. As these more sophisticated players began to invest in and trade senior loans, the asset class felt the incremental volatility associated with these changes in the marketplace.

The senior loan market, like most asset classes, was negatively affected by the events of September 11. Leveraged companies experienced slower growth rates and faced higher risk premiums in an already weakened economy in which downgrades outpaced upgrades by a multiple of five. When the attacks occurred, the corporate default rate was approaching 8 percent, the highest level since the start of the 1990s. At the close of September, the speculative-grade default rate stood at 9 percent, according to Moody's Investors Service.

Morgan Stanley Prime Income Trust
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2001 CONTINUED

Performance and Portfolio Strategy
For the 12-month period ended September 30, 2001, Morgan Stanley Prime Income Trust returned -4.54 percent. The Trust's net asset value declined from $9.72 to $8.62 per share during this period. This decline reflects an increased default rate for senior loans as well as the increase in volatility associated with a growing senior loan marketplace. As of September 30, 2001, the Trust's annual distribution rate was 5.08 percent.

Beginning April 26, 2001, the Trust began pricing its entire portfolio of senior loans utilizing quotations provided by Loan Pricing Corporation (LPC), to the extent quotations are available. Senior loans for which market quotations are unavailable will be priced based on LPC's pricing methodology or by the Trust's pricing committee.

The Trust seeks to provide a high level of current income consistent with the preservation of capital by investing its assets primarily in senior loans, which generally pay interest at rates that float or are reset at a margin above a generally recognized base-lending rate. These base-lending rates are the prime rate, the London Interbank Offered Rate (LIBOR) or other base-lending rates used by commercial lenders. The Trust's yield was affected by the Federal Reserve's aggressive monetary easing. Three-month LIBOR rates declined by approximately 410 basis points during the 12-month period ended September 30, 2001.

During the fiscal year, the Trust continued to place a premium on strict credit analysis when evaluating investments for the portfolio. We believe that a well-diversified portfolio with emphasis on issuers in the food, cable, health care and related companies will provide the best value for investors. On September 30, 2001, the Trust had exposure to approximately 205 issuers across more than 86 industry segments. The Trust continues to seek investments in industries and issuers with strong asset coverage, justified market positions and sufficient liquidity as well as strong overall capital structures.

Looking Ahead
We believe that economic growth will remain subdued for the immediate future, with inflation staying at acceptable levels. We are optimistic that the economy may begin to improve by the middle of next year. Such a scenario would likely be relatively advantageous for corporate securities, which currently constitute the predominant portion of the Trust's portfolio.

Our short-term outlook for the senior loan asset class remains mixed. We currently anticipate that the corporate default rate may peak by mid 2002, at which point the monetary stimulus undertaken by the

Morgan Stanley Prime Income Trust
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2001 CONTINUED

Federal Reserve and fiscal tax policies put in place by the Bush administration should lay the groundwork for a recovery in the senior loan market. The long-term effect of these policies may lead to a stabilization of the capital markets that will benefit this asset class by providing liquidity to fund business plans and enhance collateral valuations.

We will continue to monitor credit conditions carefully in the senior loan sector in general and the credit quality of our portfolio in particular. In addition, we will continue to scrutinize the financial position of the Trust's borrowers and uphold our strict screening process for credit approval, both for the positions owned and for potential investments.

We appreciate your ongoing support of Morgan Stanley Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE          DATE        VALUE

------------------------------------------------------------------------------------

           Senior Collateralized Term Loans (a) (93.5%)
           AEROSPACE & DEFENSE (2.3%)
 $ 9,950   Alliant Techsystems Inc.......       6.75%       04/20/09  $   10,058,853
  14,508   Avborne, Inc..................    7.69 - 9.25    06/30/05      14,290,727
   6,842   Decrane Aircraft
            Holdings, Inc................    7.49 - 7.50    09/30/05       6,705,473
  12,773   The Fairchild Corporation.....       6.58        04/30/06      11,495,295
   8,000   United Defense
            Industries, Inc..............       6.83        08/13/09       8,013,760
                                                                      --------------
                                                                          50,564,108
                                                                      --------------
           ADVERTISING/MARKETING (0.4%)
  10,000   Adams Outdoor Advertising
            Ltd..........................       6.47        02/08/08       9,987,500
                                                                      --------------
           AIR FREIGHT/COURIERS (1.0%)
   8,337   Erickson Air-Crane Co.,
            L.L.C........................       8.41        12/31/04       7,753,083
     933   Evergreen International
            Aviation, Inc................       6.96        05/31/02         708,902
   5,578   Evergreen International
            Aviation, Inc................       7.01        05/07/03       4,239,403
   6,297   Evergreen International
            Aviation, Inc................       7.09        05/02/04       4,785,519
   7,013   First Security Bank, National
            Association as Owner
            Trustee......................       8.95        05/07/03       5,330,000
                                                                      --------------
                                                                          22,816,907
                                                                      --------------
           APPAREL/FOOTWEAR (1.5%)
  14,236   American Marketing
            Industries, Inc..............       9.25        11/29/02      11,531,408
   3,840   American Marketing
            Industries, Inc..............       9.25        11/30/03       3,110,400
   2,667   American Marketing
            Industries, Inc..............       9.25        11/30/04       2,160,618
   4,123   American Marketing
            Industries, Inc..............       9.25        11/30/05       3,339,225
   5,901   Arena Brands, Inc.............    6.95 - 7.48    06/01/02       5,458,320
   1,727   Arena Brands, Inc.
            (Revolver)...................    5.91 - 8.75    06/01/02       1,597,860
   5,131   Levi Strauss & Co.............       6.83        08/29/03       4,789,376
   1,000   The William Carter Co.........       7.09        08/15/08       1,005,000
                                                                      --------------
                                                                          32,992,207
                                                                      --------------
           AUTO PARTS - O.E.M. (2.2%)
   9,850   Amcan Consolidated
            Technologies Corp............       6.63        03/28/07       9,386,730
   6,233   J.L. French Automotive
            Castings, Inc................    7.19 - 7.22    10/21/06       4,471,953
  19,980   Metaldyne Co., LLC............       7.75        11/28/08      17,299,283
   6,613   Polypore Inc..................       6.88        12/31/06       6,638,246
   2,254   Tenneco, Inc..................    7.42 - 7.46    11/04/07       1,754,475
   2,255   Tenneco, Inc..................    7.67 - 7.71    05/04/08       1,754,475
   9,136   Transportation Technologies
            Industries, Inc..............    6.60 - 7.92    03/31/07       6,349,424
                                                                      --------------
                                                                          47,654,586
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

           AUTOMOTIVE AFTERMARKET (0.4%)
 $ 7,835   Exide Corp....................   7.09 - 8.76%    03/18/05  $    6,868,627
   2,103   Safelite Glass Corp...........    8.08 - 9.44    09/30/07       1,998,165
                                                                      --------------
                                                                           8,866,792
                                                                      --------------
           BEVERAGES - NON-ALCOHOLIC (0.4%)
   9,223   The American Bottling Co......       6.72        10/07/07       9,227,203
                                                                      --------------
           BROADCAST/MEDIA (2.4%)
  20,000   Benedek Broadcasting Corp.....    8.27 - 8.46    11/20/07      17,900,000
  16,031   Emmis Communications Corp.....    6.44 - 6.75    08/31/09      15,612,826
   5,000   Gray Communications
            Systems, Inc.................       8.00        09/30/09       5,014,050
   3,214   Nassau Broadcasting Partners
            I, LLC.......................       11.00       12/04/07       3,125,777
  10,000   Susquehanna Media Co..........       5.19        06/30/08      10,062,500
   1,000   Telemundo Group Inc...........       6.72        05/15/08         998,750
                                                                      --------------
                                                                          52,713,903
                                                                      --------------
           CABLE/SATELLITE TV (5.0%)
   4,000   Century Cable Holdings, LLC...       6.86        06/30/09       3,916,000
  20,000   Century Cable Holdings, LLC...       6.79        12/31/09      19,580,000
  28,000   Charter Communications
            Operating, LLC...............       6.21        03/18/08      27,191,640
  10,000   Charter Communications
            Operating, LLC...............       6.26        09/18/08       9,725,700
   3,474   Classic Cable, Inc............       10.75       01/31/08       3,183,632
   5,862   Classic Cable, Inc............       10.75       01/31/08       5,372,378
  16,000   Insight Midwest Holdings,
            LLC..........................       5.50        12/31/09      15,988,000
  10,000   IIC Iowa LLC..................    6.26 - 6.29    09/30/10       9,944,800
  10,000   RCN Corp......................       7.75        06/03/07       7,480,000
   6,500   Videotron Itee................    6.24 - 6.56    12/01/09       6,534,515
                                                                      --------------
                                                                         108,916,665
                                                                      --------------
           CASINO/GAMING (1.3%)
  10,000   Alliance Gaming Corp..........    6.72 - 7.57    12/31/06       9,956,200
   3,618   Ameristar Casinos, Inc........       6.38        12/20/06       3,613,111
   3,101   Ameristar Casinos, Inc........       7.69        12/20/07       3,096,952
   5,285   Harrah's Jazz Co..............       6.54        04/30/05       4,518,740
   3,697   Isle of Capri
            Casinos, Inc.................    6.83 - 7.25    03/02/06       3,655,120
   3,235   Isle of Capri
            Casinos, Inc.................   9.98 - 10.07    03/02/07       3,198,230
                                                                      --------------
                                                                          28,038,353
                                                                      --------------
           CELLULAR TELEPHONE (4.9%)
   4,701   American Cellular Corp........       6.58        03/31/08       4,628,907
   5,362   American Cellular Corp........       8.53        03/31/09       5,275,087
  16,309   Centennial Puerto Rico
            Operating Corp...............    6.60 - 6.65    05/31/07      15,605,867
  10,115   Centennial Puerto Rico
            Operating Corp...............    6.74 - 7.13    11/30/07       9,678,399

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

 $ 4,913   Dobson Operating Co.,
            L.L.C........................       5.67%       12/31/07  $    4,859,691
  14,774   Dobson Operating Co.,
            L.L.C........................       6.58        03/31/08      14,649,412
  35,601   Microcell Connexions, Inc.....    6.22 - 6.71    03/01/06      28,481,260
  12,321   Rural Cellular Corp...........       6.88%       10/03/08      12,062,812
  12,321   Rural Cellular Corp...........       9.72        04/03/09      12,064,187
                                                                      --------------
                                                                         107,305,622
                                                                      --------------
           CHEMICALS: MAJOR DIVERSIFIED (0.7%)
   7,444   Hercules Inc..................       5.87        11/15/05       7,265,100
  10,000   Huntsman Corp. (b)............       10.75       12/31/05       7,975,000
                                                                      --------------
                                                                          15,240,100
                                                                      --------------
           CHEMICALS: SPECIALTY (2.4%)
   7,350   Huntsman ICI Chemicals LLC....    6.56 - 6.75    06/30/07       7,080,476
   7,350   Huntsman ICI Chemicals LLC....       6.00        06/30/08       7,080,475
  11,970   ISP Chemco, Inc...............    6.56 - 6.75    06/27/08      11,850,300
   4,726   Noveon, Inc...................    7.06 - 7.13    09/30/08       4,630,023
   6,773   Pioneer America Acqusitions
            Corp. (d)....................   9.75 - 10.25    12/05/06       1,794,713
   8,000   Pioneer Americas, Inc. (d)....   10.13 - 10.63   12/05/06       3,400,000
  10,000   RK Polymers LLC...............       7.81        03/02/09       9,758,220
   7,642   Vining Industries, Inc........       6.67        03/31/05       6,686,824
                                                                      --------------
                                                                          52,281,031
                                                                      --------------
           COAL (0.2%)
  13,559   Quaker Coal Company, Inc.
            (d)..........................       8.00        06/30/06       4,237,093
                                                                      --------------
           COMPUTER PERIPHERALS (0.7%)
  14,925   Seagate Technology (US)
            Holdings, Inc................       6.56        11/22/06      14,626,500
                                                                      --------------
           COMPUTER COMMUNICATIONS (0.7%)
  16,143   Acterna Corporation...........       6.96        09/30/07      14,367,087
                                                                      --------------
           COMPUTERS SOFTWARE AND SERVICES (0.2%)
   7,044   DecisionOne Corp..............    8.08 - 8.33    04/18/05       5,458,724
                                                                      --------------
           CONSTRUCTION MATERIALS (0.9%)
  11,563   Dayton Superior Corp..........    6.63 - 6.81    06/01/08      11,504,688
   8,403   Onex ABCO Limited
            Partnership..................       7.32        11/15/05       7,563,103
                                                                      --------------
                                                                          19,067,791
                                                                      --------------
           CONSUMER SUNDRIES (1.3%)
   8,071   Amscan Holdings, Inc..........    6.50 - 6.53    12/31/04       7,444,373
   8,903   Jostens, Inc..................       7.07        05/03/08       8,817,404
     980   World Kitchen, Inc.
            (Revolver)...................    6.61 - 8.75    04/09/05         654,151
  15,520   World Kitchen, Inc............    6.84 - 7.62    10/09/06      10,760,481
                                                                      --------------
                                                                          27,676,409
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

           CONSUMER/BUSINESS SERVICES (2.6%)
 $ 6,435   Bridge Information
            Systems, Inc. (d)............       9.25%       05/29/03  $    3,539,302
   2,566   Bridge Information
            Systems, Inc. (Revolver)
            (d)..........................       9.25        05/29/03       1,411,390
  14,610   Bridge Information
            Systems, Inc. (d)............       9.50        05/29/05       8,035,434
  18,936   Buhrmann US Inc...............       6.95        10/26/07      18,320,786
   7,308   InfoUSA, Inc..................       7.63        06/30/06       6,979,168
   3,980   Iron Mountain, Inc............       6.28        02/08/06       4,012,676
   8,995   Prime Succession, Inc.........    7.88 - 9.50    08/29/03       6,746,566
   8,674   Rose Hills Co.................       6.38        12/01/03       8,283,969
                                                                      --------------
                                                                          57,329,291
                                                                      --------------
           CONTAINERS/PACKAGING (3.4%)
  10,000   Crown Cork & Seal
            Co., Inc.....................       7.31        02/04/02       9,937,500
   1,741   Graham Packaging Co...........       6.13        01/31/06       1,636,861
   8,007   Graham Packaging Co...........    6.31 - 7.75    01/31/07       7,526,770
   9,685   Greif Bros. Corp..............       6.95        02/28/08       9,679,782
   8,955   Impress Metal Packaging
            Holdings B.V.................       6.96        12/31/06       8,238,600
  14,000   LLS Corp......................    7.30 - 7.32    07/31/06      10,710,000
   4,603   Nexpak Corp...................       6.16        12/31/05       3,497,958
   4,602   Nexpak Corp...................       6.41        12/31/06       3,497,959
   9,821   Pliant Corp...................    7.31 - 7.63    05/31/08       9,330,357
   4,938   Tekni-Plex, Inc...............       7.25        06/21/08       4,756,442
   6,971   United States Can Co..........       7.56        10/04/08       6,793,077
                                                                      --------------
                                                                          75,605,306
                                                                      --------------
           DISCOUNT STORES (0.5%)
  10,009   Tuesday Morning Corp..........       6.89        12/29/04      10,033,907
                                                                      --------------
           DIVERSIFIED - MANUFACTURING (0.8%)
  17,861   Dayco Products, LLC...........    6.91 - 7.11    05/31/07      17,302,945
                                                                      --------------
           DRUGSTORE CHAINS (0.6%)
  13,485   Duane Reade, Inc..............    6.13 - 6.31    02/15/07      13,425,552
                                                                      --------------
           ELECTRIC UTILITIES (0.4%)
   9,900   Western Resources, Inc........       6.33        03/17/03       9,734,967
                                                                      --------------
           ELECTRONIC COMPONENTS (1.0%)
   7,235   Communications
            Instruments, Inc.............    7.25 - 9.00    03/15/04       7,126,293
   8,246   Dynamic Details, Inc..........       5.67        04/22/05       8,040,076
   6,930   Knowles Electronics, Inc......    6.36 - 6.88    06/29/07       6,410,250
                                                                      --------------
                                                                          21,576,619
                                                                      --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.2%)
   5,525   Telex Communications, Inc.....   7.61 - 7.79%    11/06/04       4,696,565
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

           ENERGY (0.4%)
 $ 9,023   AES Texas Funding III, LLC....       6.56%       03/31/02  $    8,774,942
                                                                      --------------
           ENGINEERING & CONSTRUCTION (0.4%)
  14,925   Washington Group
            International, Inc. (d)......       8.75        07/07/07       9,775,875
                                                                      --------------
           ENTERTAINMENT & LEISURE (0.5%)
  10,000   Six Flags, Inc................    6.47 - 6.58    09/30/05       9,926,900
                                                                      --------------
           ENVIRONMENTAL SERVICES (1.8%)
  13,260   Allied Waste
            Industries, Inc..............    6.56 - 6.69    07/30/06      13,120,653
  15,912   Allied Waste
            Industries, Inc..............   7.94 - 10.00    07/30/07      15,744,783
   6,009   Environmental Systems Products
            Holdings, Inc................    7.58 - 7.73    12/31/04       4,878,077
   3,401   Environmental Systems Products
            Holdings, Inc. (e)...........    7.21 - 7.24    12/31/04       1,830,579
   3,600   Stericycle, Inc...............       7.07        11/10/06       3,608,424
                                                                      --------------
                                                                          39,182,516
                                                                      --------------
           FINANCE - COMMERCIAL (0.6%)
  14,812   Outsourcing Solutions Inc.....       7.77        06/10/06      13,911,277
                                                                      --------------
           FINANCE/RENTAL/LEASING (1.7%)
  29,502   NationsRent, Inc..............       8.25        07/20/06      20,897,152
   4,099   Rent-A-Center, Inc............    5.33 - 5.37    01/31/06       4,067,437
   5,055   Rent-A-Center, Inc............    7.15 - 7.51    01/31/07       5,015,501
   6,983   United Rentals, Inc...........    5.97 - 6.60    08/31/07       6,902,480
                                                                      --------------
                                                                          36,882,570
                                                                      --------------
           FINANCIAL PUBLISHING/SERVICES (0.3%)
   7,845   Merrill Communications LLC....       11.00       11/23/07       5,883,891
                                                                      --------------
           FOOD RETAIL (1.1%)
  10,694   Big V Supermarkets, Inc.
            (d)..........................       10.63       08/10/03       8,554,928
   4,312   Big V Supermarkets, Inc.
            (d)..........................       10.88       11/10/03       3,449,878
  12,968   Winn-Dixie Stores, Inc........       6.38        03/28/07      12,983,709
                                                                      --------------
                                                                          24,988,515
                                                                      --------------
           FOOD & BEVERAGES (2.9%)
   3,897   Agrilink Foods, Inc...........       6.59        09/30/04       3,702,547
   3,996   Agrilink Foods, Inc...........       6.84        09/30/05       3,795,726
   7,273   Aurora Foods, Inc.............       7.33        06/30/05       7,072,798
   4,033   Aurora Foods, Inc.
            (Revolver)...................    7.33 - 7.39    06/30/05       4,606,987
   6,878   Aurora Foods, Inc.............       7.83        09/30/06       6,691,257
  14,833   B&G Foods, Inc................    8.56 - 8.40    03/03/06      14,499,283
   3,375   CP Kelco ApS & CP Kelco US....       7.46        03/31/08       3,159,000
   1,125   CP Kelco ApS & CP Kelco US....       7.71        09/30/08       1,054,125
   2,293   Eagle Family Foods, Inc.......    7.69 - 7.71    12/31/05       2,080,768

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

 $ 7,060   Merisant Company..............       5.89%       03/31/07  $    7,056,612
   9,000   Pinnacle Foods Corp...........       6.61        05/22/08       8,988,750
                                                                      --------------
                                                                          62,707,853
                                                                      --------------
           HOME BUILDING (1.2%)
   3,313   Atrium Companies, Inc.........       7.01        06/30/05       3,221,692
   5,343   Atrium Companies, Inc.........    6.77 - 9.00    06/30/06       5,196,411
  10,847   Formica Corp..................    6.67 - 7.76    04/30/06       8,731,826
   9,850   Therma-Tru Holdings, Inc......       6.38        05/09/07       9,702,250
                                                                      --------------
                                                                          26,852,179
                                                                      --------------
           HOSPITAL/NURSING MANAGEMENT (3.2%)
   5,887   Columbia - HealthOne, LLC.....       7.08        06/30/05       5,922,996
   6,575   Community Health
            Systems, Inc.................       6.54        12/31/03       6,601,249
   6,575   Community Health
            Systems, Inc.................       7.04        12/31/04       6,607,430
   2,849   Community Health
            Systems, Inc.................       7.29        12/31/05       2,866,803
   7,982   FHC Health Systems, Inc.......       6.70        04/30/05       7,782,328
   7,982   FHC Health Systems, Inc.......       6.95        04/30/06       7,782,328
   4,150   GEAC/Multicare Co., Inc.
            (d)..........................       7.50        09/30/04       3,195,625
   1,376   GEAC/Multicare Co., Inc.
            (d)..........................       7.75        06/01/05       1,059,760
   4,289   Genesis Health Ventures, Inc.
            (d)..........................       7.33        09/30/04       3,179,279
   4,268   Genesis Health Ventures, Inc.
            (d)..........................       7.58        06/01/05       3,163,686
   9,468   Interim Healthcare, Inc.
            (d)..........................       8.50        02/29/04       2,603,755
   3,495   Interim Healthcare, Inc.
            (d)..........................       9.00        02/28/05         961,096
   1,596   Magellan Health
            Services, Inc................       6.44        02/12/05       1,595,980
   1,596   Magellan Health
            Services, Inc................       6.89        02/12/06       1,595,980
  11,000   Triad Hospitals, Inc..........       6.53        09/30/08      11,100,430
   3,699   Ventas Realty, Limited
            Partnership..................       7.46        12/31/05       3,655,344
                                                                      --------------
                                                                          69,674,069
                                                                      --------------
           HOTELS/RESORTS (1.3%)
   1,980   Meristar Hospitality Operating
            Partnership, L.P.............       4.69        01/31/04       1,915,368
   6,462   Sunburst Hospitality Corp.....       7.58        12/31/05       6,430,236
   7,538   Wyndham
            International, Inc...........       8.38        06/30/04       6,545,872
  15,000   Wyndham
            International, Inc...........       7.88        06/30/06      12,543,750
                                                                      --------------
                                                                          27,435,226
                                                                      --------------
           INDUSTRIAL MACHINERY (2.4%)
   4,909   Flowserve Corp................    6.19 - 7.06    06/30/08       4,925,934
   8,253   Formax, Inc...................    5.79 - 7.75    06/30/05       7,922,611
   4,510   Mueller Group, Inc............    7.25 - 7.45    08/16/06       4,861,192
   4,900   Mueller Group, Inc............    7.50 - 7.73    08/16/07       4,861,192
   4,340   Mueller Group, Inc............    7.50 - 7.73    08/16/07       3,933,528

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

 $ 9,850   SPX Corp......................   6.13 - 6.44%    12/31/06  $    9,830,004
  16,940   SPX Corp......................    6.25 - 6.38    12/31/07      16,891,213
                                                                      --------------
                                                                          53,225,674
                                                                      --------------
           INDUSTRIAL SPECIALTIES (1.9%)
  10,792   Advanced Glassfiber Yarns,
            LLC..........................       6.10        09/30/05      10,467,989
   3,659   Jet Plastica
            Industries, Inc..............       6.75        12/31/02       2,836,081
   8,822   Jet Plastica
            Industries, Inc..............       7.25        12/31/04       6,836,757
   2,043   Jet Plastica Industries, Inc.
            (Revolver)...................    6.63 - 6.75    12/31/04       1,583,513
   7,369   MetoKote Corp.................    7.63 - 7.75    11/02/05       6,300,282
  14,863   Panolam Industries
            International, Inc. and
            Panolam Industries, Ltd......    6.88 - 8.75    11/24/06      14,417,182
                                                                      --------------
                                                                          42,441,804
                                                                      --------------
           MEDICAL SPECIALTIES (0.6%)
   6,024   Dade Behring, Inc.............       7.13        06/30/06       4,889,310
   6,024   Dade Behring, Inc.............       7.13        06/30/07       4,889,310
   9,591   Medical Specialties
            Group, Inc. (d)..............    9.00 - 9.75    09/30/01       4,172,046
                                                                      --------------
                                                                          13,950,666
                                                                      --------------
           MEDICAL/NURSING SERVICES (0.4%)
   9,714   American Homepatient, Inc.....       7.19        12/31/02       8,208,393
                                                                      --------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.4%)
   9,850   Encompass Services Corp.......       5.92        05/10/07       9,492,938
                                                                      --------------
           MISCELLANEOUS MANUFACTURING (1.2%)
   9,564   Citation Corp.................    7.50 - 7.63    12/01/07       7,890,467
   1,800   Desa International, Inc.......       7.25        11/26/03       1,548,000
   6,261   Desa International, Inc.......       7.25        11/26/04       5,384,648
   6,349   Doskocil Manufacturing Co.....       9.00        09/30/04       4,676,844
  16,885   Insilco Technologies, Inc.....       11.75       08/25/07       7,682,647
                                                                      --------------
                                                                          27,182,606
                                                                      --------------
           MOVIES/ENTERTAINMENT (0.5%)
   4,426   Panavision, Inc...............    6.23 - 6.74    03/31/05       3,547,389
   7,157   United Artists Theatre Co.....       7.58        02/02/05       6,949,523
                                                                      --------------
                                                                          10,496,912
                                                                      --------------
           MULTI-SECTOR COMPANIES (0.9%)
  19,000   Mafco Finance Corp............       7.58        06/15/02      18,893,220
                                                                      --------------
           OFFICE EQUIPMENT/SUPPLIES (0.5%)
   9,675   Global Imaging
            Systems, Inc.................    5.85 - 6.79    06/30/06       9,651,067
   7,999   US Office Products Co. (d)....       9.50        06/09/06       1,389,832
                                                                      --------------
                                                                          11,040,899
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

           OILFIELD SERVICES/EQUIPMENT (0.4%)
 $ 8,711   US Synthetic Corp.............   6.48 - 7.57%    05/31/05  $    8,275,000
                                                                      --------------
           OIL & GAS PIPELINES (0.4%)
   9,000   PMC (Novia Scotia) Co.........       5.83        05/05/06       9,045,000
                                                                      --------------
           OTHER CONSUMER SERVICES (0.7%)
   7,733   PCA International, Inc........       7.29        08/25/05       6,650,667
   7,743   Volume - Services, Inc........       7.50        12/03/06       7,769,825
                                                                      --------------
                                                                          14,420,492
                                                                      --------------
           OTHER METALS/MINERALS (0.9%)
   9,684   Better Minerals & Aggregates
            Company......................    7.56 - 9.25    09/30/07       9,006,316
   7,484   CII Carbon, Inc...............       6.58        06/25/08       6,735,406
   4,000   IMC Global, Inc...............    6.72 - 7.50    11/17/06       3,992,480
                                                                      --------------
                                                                          19,734,202
                                                                      --------------
           PHARMACEUTICALS: MAJOR (0.2%)
   4,975   Caremark RX, Inc..............       5.67        03/15/06       5,019,576
                                                                      --------------
           PHARMACEUTICALS: OTHER (0.4%)
   9,546   Advance Paradigm, Inc.........       7.08        10/02/07       9,575,329
                                                                      --------------
           PRINTING/PUBLISHING (2.1%)
  10,659   The Sheridan Group, Inc.......       6.63        01/30/05       9,877,460
   4,988   Transwestern Publishing Co.
            Ltd..........................    5.97 - 6.76    06/27/08       4,987,500
  19,689   Vertis, Inc...................    7.31 - 8.06    12/07/08      17,670,777
   3,195   Von Hoffman Press, Inc........       6.75        05/30/04       3,134,758
  10,387   Von Hoffman Press, Inc........       6.75        05/30/05      10,218,713
                                                                      --------------
                                                                          45,889,208
                                                                      --------------
           PUBLISHING: BOOKS/MAGAZINES (1.4%)
  10,697   Advanstar
            Communications, Inc..........       7.00        04/11/07      10,322,743
   9,975   American Media
            Operations, Inc..............    7.42 - 8.41    04/01/07      10,017,843
   7,500   Primedia Inc..................    6.38 - 6.54    06/30/09       7,162,500
   5,394   Ziff Davis Media, Inc.........       6.92        03/31/07       4,054,681
                                                                      --------------
                                                                          31,557,767
                                                                      --------------
           PUBLISHING: NEWSPAPERS (1.1%)
   4,825   21st Century
            Newspapers, Inc..............       7.31        09/15/05       4,728,500
  19,900   CanWest Media, Inc............    7.07 - 7.32    05/15/08      19,880,100
                                                                      --------------
                                                                          24,608,600
                                                                      --------------
           PULP & PAPER (0.5%)
   7,253   Alabama Pine Pulp
            Co., Inc.....................       6.67        06/30/03       3,798,740
   3,957   Alabama Pine Pulp
            Co., Inc. (e)................       7.58        06/30/05         227,513
   5,477   Alabama Pine Pulp
            Co., Inc. (e)................       0.00        12/31/08         314,915

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

 $ 7,048   Alabama River Newsprint Co.
            (Participation: Toronto
            Dominion Bank) (c)...........   5.50 - 6.00%    12/31/02  $    6,695,835
                                                                      --------------
                                                                          11,037,003
                                                                      --------------
           RECREATIONAL PRODUCTS/TOYS (0.9%)
   6,978   Ritvik Toys, Inc..............       7.75        02/08/03       6,210,602
   6,978   Ritvik Toys, Inc..............       7.75        02/08/04       6,210,602
     351   Spalding Holdings Corp........       6.73        09/30/03         267,112
   4,372   Spalding Holdings Corp.
            (Revolver)...................    6.58 - 8.00    09/30/03       3,322,542
   1,828   Spalding Holdings Corp........       7.23        09/30/04       1,352,549
   1,828   Spalding Holdings Corp........       7.73        09/30/05       1,352,549
   1,052   Spalding Holdings Corp........       8.23        03/30/06         778,704
                                                                      --------------
                                                                          19,494,660
                                                                      --------------
           RESTAURANTS (0.2%)
   4,101   Captain D's Inc...............       6.60        12/31/01       4,039,178
                                                                      --------------
           RETAIL - SPECIALTY (0.9%)
   6,422   CSK Auto, Inc.................       7.00        10/31/03       5,891,856
   8,614   HMV Media Group PLC...........       7.41        02/25/06       8,139,852
   5,936   HMV Media Group PLC...........       7.91        08/25/06       5,609,898
                                                                      --------------
                                                                          19,641,606
                                                                      --------------
           SEMICONDUCTORS (2.0%)
   6,943   AMI Semiconductor, Inc........    6.14 - 6.28    12/21/06       6,838,387
   6,275   ON Semiconductor
            Corporation..................       7.56        08/04/06       5,271,356
  16,758   ON Semiconductor
            Corporation..................    7.56 - 8.31    08/04/07      14,076,844
  19,897   Viasystems, Inc...............    7.29 - 7.33    03/31/07      17,445,733
                                                                      --------------
                                                                          43,632,320
                                                                      --------------
           SERVICES TO THE HEALTH INDUSTRY (1.5%)
  10,858   Alliance Imaging, Inc.........       6.11        11/02/07      10,851,479
  10,485   Alliance Imaging, Inc.........       6.36        11/02/08      10,478,575
   3,073   Unilab Corp...................       5.63        11/23/05       3,050,078
   9,641   Unilab Corp...................       6.19        11/23/06       9,641,116
                                                                      --------------
                                                                          34,021,248
                                                                      --------------
           SPECIALTY INSURANCE (0.2%)
   2,400   BRW Acquisition, Inc..........       6.21        07/10/06       2,310,000
   2,400   BRW Acquisition, Inc..........       6.46        07/10/07       2,310,000
                                                                      --------------
                                                                           4,620,000
                                                                      --------------
           SPECIALTY STORES (2.0%)
   4,813   Caribbean Petroleum, LP.......       7.12        09/30/05       4,523,750

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

 $ 2,435   Cumberland Farms, Inc.
            (Participation: Merrill
            Lynch & Co., Inc.) (c).......       8.00%       12/31/03  $    2,416,413
   4,304   Petro Stopping Centers,
            L.P..........................       6.61        07/23/06       4,282,323
  19,305   The Pantry, Inc...............       6.17        01/31/06      19,236,499
   1,504   The Pantry, Inc...............       6.42        07/31/06       1,499,491
  12,000   TravelCenters of
            America, Inc.................       6.87        11/14/08      12,045,000
                                                                      --------------
                                                                          44,003,476
                                                                      --------------
           STEEL (0.9%)
  12,149   ISPAT Inland, L.P.............    7.45 - 7.48    07/16/05       9,739,886
  12,149   ISPAT Inland, L.P.............       8.29        07/16/06       9,739,885
                                                                      --------------
                                                                          19,479,771
                                                                      --------------
           TELECOMMUNICATION EQUIPMENT (2.7%)
  15,500   American Tower, L.P., American
            Towers, Inc. and ATC
            Teleports, Inc...............       7.01        12/31/07      14,980,750
   3,586   Channel Master, Inc...........    5.82 - 6.27    10/10/05       3,591,667
   7,000   Crown Castle Operating Co.....       6.46        03/15/08       6,863,500
  20,895   Pinnacle Towers, Inc..........    5.85 - 6.96    06/30/07      17,395,088
  21,435   Superior Telecom, Inc.........       8.13        11/27/05      16,489,918
                                                                      --------------
                                                                          59,320,923
                                                                      --------------
           TELECOMMUNICATIONS (5.1%)
  20,000   360network holdings (USA) inc.
            (d)..........................       10.00       12/31/07       5,142,800
  10,526   Alaska Communications Systems
            Holdings, Inc................       6.75        11/14/07      10,131,579
   9,474   Alaska Communications Systems
            Holdings, Inc................       7.06        05/14/08       9,118,421
   7,372   Davel Financing Co., LLC
            (d)..........................       9.00        06/23/05         423,894
   7,375   Fairpoint
            Communications, Inc..........    6.38 - 6.44    03/31/06       7,154,224
  14,625   Fairpoint
            Communications, Inc..........    6.69 - 8.69    03/31/07      14,185,500
  19,964   Global Crossing Holdings,
            Ltd..........................       6.46        06/30/06      16,959,908
  25,000   KMC Telecom, Inc..............       9.56        04/01/07      17,916,750
  20,000   McleodUSA Inc.................       6.83        05/30/08      15,270,000
  16,667   Teligent Inc. (d).............       10.00       06/30/06       1,541,667
   3,333   Teligent Inc. (Revolver)......       10.00       06/30/06         308,333
  25,000   WCI Capital Corp. (d).........       10.00       09/30/07       2,196,500
   3,750   XO Communications, Inc........       6.31        12/31/06       2,528,587
   7,500   XO Communications, Inc........       6.81        06/30/07       4,844,100
   7,000   XO Communications, Inc.
            (Participation: Goldman Sachs
            Credit Partners L.P.) (c)....       6.81        06/30/07       5,190,000
                                                                      --------------
                                                                         112,912,263
                                                                      --------------
           TEXTILES (0.7%)
   1,727   Joan Fabrics Corp.............       6.59        06/30/05       1,636,652
     893   Joan Fabrics Corp.............       7.97        06/30/06         846,153

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON       MATURITY
THOUSANDS                                       RATE         DATE         VALUE

------------------------------------------------------------------------------------

 $10,661   Polymer Group, Inc............       8.38%       12/20/05  $    8,852,210
   3,960   Polymer Group, Inc............       8.63        12/30/06       3,322,440
                                                                      --------------
                                                                          14,657,455
                                                                      --------------
           TOBACCO (1.1%)
  23,313   Commonwealth Brands, Inc......       7.13        12/31/04      23,254,219
                                                                      --------------
           TRANSPORTATION (0.8%)
   9,825   Allied Worldwide, Inc.........       7.71        11/18/07       9,014,438
   5,166   Quality Distribution, Inc.....    7.33 - 7.48    08/28/05       4,675,082
   4,449   Quality Distribution, Inc.....    7.58 - 7.84    02/28/06       4,026,485
                                                                      --------------
                                                                          17,716,005
                                                                      --------------
           WIRELESS COMMUNICATIONS (3.8%)
  12,086   Arch Paging, Inc. (d).........       10.69       06/30/06       2,039,470
  21,250   Nextel Finance Co.............       6.94        06/30/08      18,965,625
  21,250   Nextel Finance Co.............       7.19        12/31/08      18,965,625
   2,500   Nextel Finance Co.............       6.56        03/31/09       2,191,675
  20,000   Nextel Partners Operating
            Corp.........................       7.34        01/29/08      19,000,000
  10,000   Nextel Partners Operating
            Corp.........................       7.77        07/29/08       9,377,100
  12,500   Western Wireless Corp.........    5.38 - 6.25    09/30/08      12,403,526
                                                                      --------------
                                                                          82,943,021
                                                                      --------------
           Total Senior Collateralized Term Loans
            (COST $2,366,391,998)...................................   2,051,570,980
                                                                      --------------
           Senior Notes (b) (f) (0.4%)
           APPAREL/FOOTWEAR (0.0%)
   1,613   London Fog
            Industries, Inc..............       10.00       02/27/03         629,121
                                                                      --------------
           CABLE/SATELLITE TV (0.4%)
   9,563   Supercanal Holdings S.A.
            (Argentina)..................       11.25       10/12/02       7,880,297
                                                                      --------------
           Total Senior Notes
            (COST $11,452,484)......................................       8,509,418
                                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (g) (0.2%)
           APPAREL/FOOTWEAR (0.0%)
 129,050   London Fog Industries, Inc. (Restricted)
            (b)....................................  $           --
                                                     --------------
           AUTOMOTIVE AFTERMARKET (0.0%)
 100,632   Safelite Glass Corp. (b)................          58,636
   6,793   Safelite Realty Corp. (b)...............           3,958
                                                     --------------
                                                             62,594
                                                     --------------
           COMPUTERS SOFTWARE & SERVICES (0.1%)
 186,430   DecisionOne Corp. (b)...................       1,414,286
                                                     --------------
           ENVIRONMENTAL SERVICES (0.0%)
  19,445   Environmental Systems Products
            Holdings, Inc. (b).....................               2
                                                     --------------
           FOREST PRODUCTS (0.1%)
 245,386   Tembec Inc..............................       1,570,296
                                                     --------------
           MOVIES/ENTERTAINMENT (0.0%)
 230,095   United Artists Theatre Co. (b)..........         977,905
                                                     --------------
           Total Common Stocks
            (COST $6,630,287)......................       4,025,083
                                                     --------------
           Non-Convertible Preferred Stock (b)(e) (0.0%)
           ENVIRONMENTAL SERVICES
   3,220   Environmental Systems Products
            Holdings, Inc.
            (COST $446)............................          35,416
                                                     --------------

NUMBER OF                                       EXPIRATION
WARRANTS                                           DATE
---------                                       ----------

           Warrants (b)(g) (0.0%)
           APPAREL/FOOTWEAR(0.0%)
   7,931   London Fog Industries, Inc.
            (Restricted)......................  02/27/05..              --
                                                            --------------
           AUTOMOTIVE AFTERMARKET (0.0%)
  24,761   Exide Corp. .......................  03/18/06..          55,712
                                                            --------------
           TELECOMMUNICATIONS (0.0%)
   5,948   KMC Telecom Inc. ..................  03/31/02..              57
                                                            --------------
           Total Warrants
            (COST $1,722,544).............................          55,769
                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                      COUPON      MATURITY
THOUSANDS                                       RATE         DATE        VALUE

-----------------------------------------------------------------------------------

           Short-Term Investments (5.2%)
           Commercial Paper (h)(i) (1.1%)
           FINANCE - CONSUMER
 $24,000   American Express Credit Corp.
            (COST $23,977,600)...........      2.80%       10/11/01  $   23,977,600
                                                                     --------------
           Repurchase Agreements (4.1%)
  75,000   Joint repurchase agreement
           account (dated 09/28/01;
           proceeds $75,020,344) (j).....      3.255       10/01/01      75,000,000
  16,671   The Bank of New York (dated
            09/28/01; proceeds
            $16,674,581) (k).............       2.50       10/01/01      16,671,108
                                                                     --------------
           Total Repurchase Agreements
            (COST $91,671,108).....................................      91,671,108
                                                                     --------------
           Total Short-Term Investments
            (COST $115,648,708)....................................     115,648,708
                                                                     --------------

         Total Investments
          (COST $2,501,846,467) (l).................       99.3%      2,179,845,374
         Other Assets in Excess of Liabilities......        0.7          15,441,978
                                                          -----      --------------
         Net Assets.................................      100.0%     $2,195,287,352
                                                          =====      ==============

---------------------

   (a) FLOATING RATE SECURITIES. INTEREST RATES SHOWN ARE THOSE IN EFFECT AT SEPTEMBER 30, 2001.
   (b)  VALUED USING FAIR VALUE PROCEDURES - TOTAL AGGREGATE VALUE IS
        $11,055,392.
   (c) PARTICIPATION INTERESTS WERE ACQUIRED THROUGH THE FINANCIAL INSTITUTIONS INDICATED PARENTHETICALLY.
   (d)  NON-INCOME PRODUCING SECURITY; LOAN IN DEFAULT.
   (e)  PAYMENT-IN-KIND SECURITY.
   (f)  NON-INCOME PRODUCING SECURITY; NOTE IN DEFAULT.
   (g)  NON-INCOME PRODUCING SECURITIES.
   (h) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (i) ALL OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH UNFUNDED LOAN COMMITMENTS.
   (j)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (k) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS VALUED AT APPROXIMATELY $17,008,500.
   (l) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,213,425 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $326,214,518, RESULTING IN NET UNREALIZED DEPRECIATION OF $322,001,093.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2001

Assets:
Investments in securities, at value
 (cost $2,501,846,467)............................  $ 2,179,845,374
Cash..............................................        7,475,250
Receivable for:
  Interest........................................       15,042,798
  Investments sold................................          318,410
  Shares of beneficial interest sold..............          297,399
Prepaid expenses and other assets.................          798,145
                                                    ---------------
    Total Assets..................................    2,203,777,376
                                                    ---------------
Liabilities:
Payable for:
  Investment advisory fee.........................        1,644,367
  Dividends to shareholders.......................          923,464
  Administration fee..............................          482,726
Accrued expenses and other payables...............        1,333,211
Deferred loan fees................................        4,106,256
Commitments and contingencies
 (Note 6).........................................        --
                                                    ---------------
    Total Liabilities.............................        8,490,024
                                                    ---------------
    Net Assets....................................  $ 2,195,287,352
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $ 2,581,525,098
Net unrealized depreciation.......................     (322,001,093)
Accumulated undistributed net investment income...        5,880,582
Accumulated net realized loss.....................      (70,117,235)
                                                    ---------------
    Net Assets....................................  $ 2,195,287,352
                                                    ===============
    Net Asset Value Per Share,
        254,642,621 shares outstanding (unlimited
         shares authorized of $.01 par value).....  $          8.62
                                                    ===============

Statement of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2001

Net Investment Income:
Income
Interest..........................................  $   229,467,288
Facility, ammendment and other loan fees..........        7,140,263
Other.............................................          299,388
                                                    ---------------
    Total Income..................................      236,906,939
                                                    ---------------
Expenses
Investment advisory fee...........................       22,951,578
Administration fee................................        6,783,830
Transfer agent fees and expenses..................        1,146,480
Professional fees.................................          768,166
Registration fees.................................          375,642
Shareholder reports and notices...................          327,180
Custodian fees....................................          122,687
Trustees' fees and expenses.......................           19,484
Other.............................................          202,745
                                                    ---------------
    Total Expenses................................       32,697,792
Less: expense offset..............................          (47,446)
                                                    ---------------
    Net Expenses..................................       32,650,346
                                                    ---------------
    Net Investment Income.........................      204,256,593
                                                    ---------------
Net Realized and Unrealized Loss:
Net realized loss.................................      (56,444,249)
Net change in unrealized depreciation.............     (269,173,695)
                                                    ---------------
    Net Loss......................................     (325,617,944)
                                                    ---------------
Net Decrease......................................  $  (121,361,351)
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                             FOR THE YEAR        FOR THE YEAR
                                                ENDED               ENDED
                                          SEPTEMBER 30, 2001  SEPTEMBER 30, 2000
                                          ------------------  ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $  204,256,593      $  224,232,970
Net realized loss.......................       (56,444,249)         (5,523,905)
Net change in unrealized depreciation...      (269,173,695)        (38,361,789)
                                            --------------      --------------

    Net Increase (Decrease).............      (121,361,351)        180,347,276
Dividends to shareholders from net
 investment income......................      (201,153,884)       (221,847,859)
Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      (366,527,027)        411,871,174
                                            --------------      --------------

    Net Increase (Decrease).............      (689,042,262)        370,370,591
                                            --------------      --------------
Net Assets:
Beginning of period.....................     2,884,329,614       2,513,959,023
                                            --------------      --------------
End of Period (Including accumulated
 undistributed net investment income of
 $5,880,582 and $2,777,873,
 respectively)..........................    $2,195,287,352      $2,884,329,614
                                            ==============      ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Cash Flows
FOR THE YEAR ENDED SEPTEMBER 30, 2001

Increase (Decrease) in Cash:
Cash Flows Provided by Operating Activities:
Net investment income.............................  $204,256,593
Adjustments to reconcile net investment income to
 net cash provided by operating activities:
  Decrease in receivables and other assets related
   to operations..................................    10,034,793
  Decrease in payables related to operations......      (425,849)
  Net loan fees received..........................     3,800,388
  Amortization of loan fees.......................    (7,140,263)
  Accretion of discounts..........................      (852,032)
                                                    ------------

    Net Cash Provided by Operating Activities.....   209,673,630
                                                    ------------

Cash Flows Provided by Investing Activities:
Purchases of investments..........................  (690,108,757)
Principal repayments/sales of investments.........   788,413,735
Net sales/maturities of short-term investments....   259,812,613
                                                    ------------

    Net Cash Provided by Investing Activities.....   358,117,591
                                                    ------------

Cash Flows Used for Financing Activities:
Shares of beneficial interest sold................   279,001,248
Shares tendered...................................  (725,753,627)
Dividends from net investment income (net of
 reinvested dividends of $85,338,367).............  (116,263,547)
                                                    ------------

    Net Cash Used for Financing Activities........  (563,015,926)
                                                    ------------

Net Increase in Cash..............................     4,775,295
                                                    ------------

Cash Balance at Beginning of Year.................     2,699,955
                                                    ------------

Cash Balance at End of Year.......................  $  7,475,250
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001

1. Organization And Accounting Policies
Morgan Stanley Prime Income Trust (the "Trust"), formerly Morgan Stanley Dean Witter Prime Income Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are valued based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology. The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan's credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (4) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 CONTINUED

origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Senior Loans -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 CONTINUED

investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; 0.825% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.80% to the portion of daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% to the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the year ended September 30, 2001 aggregated $690,108,757 and $788,114,530, respectively.

Shares of the Trust are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the year ended September 30, 2001, the Investment Advisor has informed the Trust that it received approximately $7,148,000 in early withdrawal charges.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor, Administrator and Distributor, is the Trust's transfer agent. At September 30, 2001, the Trust had transfer agent fees and expenses payable of approximately $18,600.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,388. At September 30, 2001, the Trust had an accrued pension liability of $55,289 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Federal Income Tax Status
At September 30, 2001, the Trust had a net capital loss carryover of approximately $12,924,000 of which $7,661,000 will be available through September 30, 2007 and $5,263,000 will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $56,257,000 during fiscal 2001.

As of September 30, 2001, the Trust had temporary book/tax differences primarily attributable to post-October losses, tax adjustments on revolver loans and term loans held by the Trust and interest on loans in default.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                             SHARES         AMOUNT
                                          ------------  --------------
Balance, September 30, 1999.............   254,813,996  $2,536,180,951
Shares sold.............................    60,576,915     595,266,193
Shares issued to shareholders for
 reinvestment of dividends..............     9,863,237      96,880,027
Shares tendered (four quarterly tender
 offers)................................   (28,531,603)   (280,275,046)
                                          ------------  --------------
Balance, September 30, 2000.............   296,722,545   2,948,052,125
Shares sold.............................    28,998,963     273,888,233
Shares issued to shareholders for
 reinvestment of dividends..............     9,242,666      85,338,367
Shares tendered (four quarterly tender
 offers)................................   (80,321,553)   (725,753,627)
                                          ------------  --------------
Balance, September 30, 2001.............   254,642,621  $2,581,525,098
                                          ============  ==============

On October 31, 2001, the Trustees approved a tender offer to purchase up to 50 million shares of beneficial interest to commence on November 21, 2001.

6. Commitments and Contingencies
As of September 30, 2001, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                     UNFUNDED
BORROWER                                            COMMITMENT
--------                                            -----------
Arena Brands, Inc.................................  $   355,917
Aurora Foods, Inc.................................      432,109
Bridge Information Systems, Inc...................      211,614
Jet Plastica Industries, Inc......................      659,459
Spalding Holdings Corp............................    1,392,941
Suiza Foods.......................................   15,000,000
World Kitchen Consumer Products, Inc..............       20,000
                                                    -----------
                                                    $18,072,040
                                                    ===========

The total value of securities segregated for unfunded loan commitments was $23,977,600.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

Morgan Stanley Prime Income Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2001 CONTINUED

8. Litigation
On November 14, 2001, an alleged class action lawsuit was filed on behalf of certain investors in Morgan Stanley Prime Income Trust alleging that, during the period from November 1, 1998 through April 26, 2001, the Trust, its investment advisor and a related entity, its administrator, certain of its officers, and certain of its Trustees violated certain provisions of the Securities Act of 1933 and common law by allegedly misstating the Trust's net asset value in its prospectus, registration statement and financial reports. Each of the defendants believes the lawsuit to be without merit and intends to vigorously contest the action.

Morgan Stanley Prime Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                     -----------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996         1995
                                     -----------  -----------  -----------  -----------  -----------  -----------  -----------
Selected Per Share Data:
Net asset value, beginning of
 period............................  $     9.72   $     9.87   $     9.91   $     9.95   $     9.94    $   9.99     $  10.00
                                     ----------   ----------   ----------   ----------   ----------    --------     --------
Income (loss) from investment
 operations:
  Net investment income............        0.69         0.82         0.70         0.71         0.75        0.74         0.82
  Net realized and unrealized
   loss............................       (1.11)       (0.16)       (0.05)       (0.03)      --           (0.04)        0.01
                                     ----------   ----------   ----------   ----------   ----------    --------     --------
Total income from investment
 operations........................       (0.42)        0.66         0.65         0.68         0.75        0.70         0.83
                                     ----------   ----------   ----------   ----------   ----------    --------     --------
Less dividends and distributions
 from:
  Net investment income............       (0.68)       (0.81)       (0.69)       (0.72)       (0.74)      (0.75)       (0.81)
  Net realized gain................      --           --           --           --           --          --            (0.03)
                                     ----------   ----------   ----------   ----------   ----------    --------     --------
Total dividends and
 distributions.....................       (0.68)       (0.81)       (0.69)       (0.72)       (0.74)      (0.75)       (0.84)
                                     ----------   ----------   ----------   ----------   ----------    --------     --------
Net asset value, end of period.....  $     8.62   $     9.72   $     9.87   $     9.91   $     9.95    $   9.94     $   9.99
                                     ==========   ==========   ==========   ==========   ==========    ========     ========
Total Return+......................       (4.54)%       6.87%        6.72%        7.14%        7.78%       7.25%        8.57%
Ratios to Average Net Assets:
Expenses...........................        1.20%        1.21%        1.22%        1.29%        1.40%       1.46%        1.52%
Net investment income..............        7.53%        8.26%        7.02%        7.17%        7.53%       7.50%        8.11%
Supplemental Data:
Net assets, end of period, in
 thousands.........................  $2,195,287   $2,884,330   $2,513,959   $1,996,709   $1,344,603    $939,471     $521,361
Portfolio turnover rate............          29%          45%          44%          68%          86%         72%         102%

                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                     -------------------------------------
                                        1994         1993         1992
                                     -----------  -----------  -----------
Selected Per Share Data:
Net asset value, beginning of
 period............................   $   9.91     $   9.99     $  10.00
                                      --------     --------     --------
Income (loss) from investment
 operations:
  Net investment income............       0.62         0.55         0.62
  Net realized and unrealized
   loss............................       0.09        (0.08)       (0.01)
                                      --------     --------     --------
Total income from investment
 operations........................       0.71         0.47         0.61
                                      --------     --------     --------
Less dividends and distributions
 from:
  Net investment income............      (0.62)       (0.55)       (0.62)
  Net realized gain................     --           --           --
                                      --------     --------     --------
Total dividends and
 distributions.....................      (0.62)       (0.55)       (0.62)
                                      --------     --------     --------
Net asset value, end of period.....   $  10.00     $   9.91     $   9.99
                                      ========     ========     ========
Total Return+......................       7.32%        4.85%        6.23%
Ratios to Average Net Assets:
Expenses...........................       1.60%        1.45%        1.47%
Net investment income..............       6.14%        5.53%        6.14%
Supplemental Data:
Net assets, end of period, in
 thousands.........................   $305,034     $311,479     $413,497
Portfolio turnover rate............        147%          92%          46%

----------------------------

 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD. DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT PLAN.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Prime Income Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Prime Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Prime Income Trust (the "Trust"), formerly Morgan Stanley Dean Witter Prime Income Trust, including the portfolio of investments, as of September 30, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by corresponding with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Prime Income Trust as of September 30, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 19, 2001

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Sheila A. Finnerty
Vice President

Peter Gewirtz
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

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MORGAN STANLEY
PRIME INCOME TRUST

Annual Report
September 30, 2001